Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (Prospectus Summary): | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim BulletShares 2012 Corporate Bond ETF

 Guggenheim BulletShares 2013 Corporate Bond ETF

Guggenheim BulletShares 2014 Corporate Bond ETF

Guggenheim BulletShares 2015 Corporate Bond ETF

Guggenheim BulletShares 2016 Corporate Bond ETF

Guggenheim BulletShares 2017 Corporate Bond ETF

Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Supplement to the currently effective Prospectus for the above-listed Funds:

The eighth sentence in each of the “Summary Information—Guggenheim BulletShares 2012 High Yield Corporate Bond ETF—Principal Investment Strategies,” “Summary Information—Guggenheim BulletShares 2013 High Yield Corporate Bond ETF—Principal Investment Strategies,” “Summary Information—Guggenheim BulletShares 2014 High Yield Corporate Bond ETF—Principal Investment Strategies” and “Summary Information—Guggenheim BulletShares 2015 High Yield Corporate Bond ETF—Principal Investment Strategies” sections of the Prospectus is hereby replaced in its entirety with the following:

In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The following disclosure is hereby added to each of the “Summary Information—Guggenheim BulletShares 2012 High Yield Corporate Bond ETF—Principal Investment Risks,” “Summary Information—Guggenheim BulletShares 2013 High Yield Corporate Bond ETF—Principal Investment Risks,” “Summary Information—Guggenheim BulletShares 2014 High Yield Corporate Bond ETF—Principal Investment Risks” and “Summary Information—Guggenheim BulletShares 2015 High Yield Corporate Bond ETF—Principal Investment Risks” sections of the Prospectus:

Risk of Cash Transactions. In certain instances, unlike most ETFs, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund may effect redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its Shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees.

Please Retain This Supplement for Future Reference